Document And Entity Information - USD ($)	12 Months Ended
	Mar. 31, 2015	Jun. 25, 2015	Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	Aethlon Medical Inc
Entity Central Index Key	0000882291
Document Type	POS AM
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 29,000,000
Entity Common Stock, Shares Outstanding		7,610,344
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015